Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ (213,081)	$ (290,117)
Items not involving cash:
Depreciation of property and equipment	8,687	6,079
Amortization of intangible assets	6,807	7,232
Stock-based compensation	81,558	71,956
Changes in operating working capital:
Decrease (Increase) in accounts receivable	39,345	28,550
Decrease (increase) in investment tax credits	229,268	137,993
Decrease (increase) in prepaid expenses	13,319	19,329
Increase (decrease) in accounts payable	(23,851)	7,199
Increase (decrease) in accrued liabilities	(1,572)	(8,663)
Increase (decrease) in deferred revenue	6,461	3,237
Cash flows provided by operating activities	146,941	(17,205)
INVESTING ACTIVITIES
Purchase of property and equipment	(4,370)	(536)
Purchase of investment
Cash flows used in investing activities	(4,370)	(536)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(19,651)	30,700
Cash and cash equivalents, beginning of period	1,386,737	1,591,507
Cash and cash equivalents, end of period	$ 1,509,657	$ 1,604,466